Information on Location and Amounts of Derivative Fair Values in Condensed Consolidated Balance Sheet (Detail) (USD $)	Jun. 29, 2013		Jun. 30, 2012
Other Current Assets
Derivative [Line Items]
Total fair value of asset derivatives	$ 0
Total fair value of liability derivatives			1,000,000
Other Current Assets | Designated as Hedging Instrument | Foreign Exchange Contract
Derivative [Line Items]
Total fair value of asset derivatives	0	[1]
Total fair value of liability derivatives			0	[1]
Other Current Assets | Not Designated as Hedging Instrument | Foreign Exchange Contract
Derivative [Line Items]
Total fair value of asset derivatives	0	[1]
Total fair value of liability derivatives			1,000,000	[1]
Accrued Liabilities-Other
Derivative [Line Items]
Total fair value of liability derivatives	0		40,000,000
Accrued Liabilities-Other | Designated as Hedging Instrument | Foreign Exchange Contract
Derivative [Line Items]
Total fair value of liability derivatives	0	[1]	40,000,000	[1]
Accrued Liabilities-Other | Not Designated as Hedging Instrument | Foreign Exchange Contract
Derivative [Line Items]
Total fair value of liability derivatives	$ 0	[1]	$ 0	[1]

[1]	1 Categorized as level 2: Fair value of level 2 assets and liabilities as of June 30, 2012 are $1 million and $40 million, respectively.